Property, Plant & Equipment, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, plant and equipment [abstract]
Depreciation expense	$ 54,870	$ 0	$ 0